Intangible Assets - Schedule of Goodwill for Cash Generating Units (Detail) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Goodwill	£ 1,203	£ 1,203
Discount rate percentage	11.90%	9.80%
Personal Financial Services
Disclosure of information for cash-generating units [line items]
Goodwill	£ 1,169	£ 1,169
Discount rate percentage	11.90%	9.80%
Growth rate percentage	0.00%	3.40%
Private Banking
Disclosure of information for cash-generating units [line items]
Goodwill	£ 30	£ 30
Discount rate percentage	11.90%	9.80%
Growth rate percentage	0.00%	3.60%
Other
Disclosure of information for cash-generating units [line items]
Goodwill	£ 4	£ 4
Discount rate percentage	11.90%	9.80%
Growth rate percentage	0.00%	3.40%